Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	$ 63,407
Other comprehensive income/(loss)	(365)	$ (1,041)	$ 1,715
Ending balance	63,143	63,407
Accumulated Other Comprehensive Income/(Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(11,275)	(9,321)	(11,036)
Other comprehensive income/(loss) due to the adoption of new accounting standards				$ (913)
Ending balance	(11,640)	(11,275)	(9,321)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(6,075)	(5,180)	(6,659)
Other comprehensive income/(loss)	123	(893)	1,479
Ending balance	(5,952)	(6,075)	(5,180)
Derivative Financial Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	167	(30)	348
Other comprehensive income/(loss)	(146)	198	(378)
Ending balance	20	167	(30)
Available-For-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(68)	401	(131)
Other comprehensive income/(loss)	33	(53)	532
Ending balance	(35)	(68)	401
Actuarial Gains/(Losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(6,027)	(5,262)	(5,473)
Other comprehensive income/(loss)	(231)	(128)	211
Ending balance	(6,257)	(6,027)	(5,262)
Prior Service (Costs)/Credits and Other [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	728	750	879
Other comprehensive income/(loss)	(144)	(166)	(129)
Ending balance	$ 584	$ 728	$ 750
Accounting Standards Update 2016-01 [Member] | Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Other comprehensive income/(loss) due to the adoption of new accounting standards				(2)
Accounting Standards Update 2016-01 [Member] | Available-For-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Other comprehensive income/(loss) due to the adoption of new accounting standards				(416)
Reclassification of Certain Tax Effects from AOCI [Member] | Derivative Financial Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Other comprehensive income/(loss) due to the adoption of new accounting standards				(1)
Reclassification of Certain Tax Effects from AOCI [Member] | Actuarial Gains/(Losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Other comprehensive income/(loss) due to the adoption of new accounting standards				(637)
Reclassification of Certain Tax Effects from AOCI [Member] | Prior Service (Costs)/Credits and Other [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Other comprehensive income/(loss) due to the adoption of new accounting standards				$ 144